Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 157	$ 5	$ 253	$ 442
Interest income	781	24	618	249
Interest expense	339	10	319	263
Depreciation and amortization	40,525		40,511	40,270
Capital expenditure	28,756	877	30,741	31,535
Gain (loss) on disposal of property, plant and equipment	(17)	(1)	0	(5)
Gain on disposal of investment properties, net	1	0	0	1
Reversal of impairment loss on investment properties	139			107
Impairment loss on intangible assets	139		336	9
Impairment loss on property, plant and equipment	0	$ 0	299	0
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	(303)		(129)	(43)
Interest income	29		25	11
Interest expense	199		185	151
Depreciation and amortization	28,421		28,699	28,703
Reversal of impairment loss on investment properties				0
Impairment loss on intangible assets	0		0	9
Impairment loss on property, plant and equipment			249
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	55		29	23
Interest income	56		58	28
Interest expense	98		94	83
Depreciation and amortization	9,943		9,721	9,714
Reversal of impairment loss on investment properties				0
Impairment loss on intangible assets	0		0	0
Impairment loss on property, plant and equipment			50
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	277		283	315
Interest income	58		36	8
Interest expense	8		8	7
Depreciation and amortization	1,422		1,354	1,114
Reversal of impairment loss on investment properties				0
Impairment loss on intangible assets	0		0	0
Impairment loss on property, plant and equipment			0
Other [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	128		70	147
Interest income	638		499	202
Interest expense	34		32	22
Depreciation and amortization	739		737	739
Reversal of impairment loss on investment properties				107
Impairment loss on intangible assets	$ 139		336	$ 0
Impairment loss on property, plant and equipment			$ 0